Supplement dated December 31, 2024 to Summary and Statutory Prospectuses dated May 1, 2024
Prospectus Form #
Product Name
RiverSource® RAVA Apex NY	PRO9110_12_C01_(05/24) USP9110_12_C01_(05/24)
This Supplement updates certain information in the most recent Statutory Prospectus and Updated Summary Prospectus (together, the “Prospectus”). This Supplement must be preceded or accompanied by the Prospectus for your Contract.  You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
The 5-year surrender charge schedule for RiverSource RAVA Apex NY variable annuity contracts will not be available for contract applications signed on or after Jan. 1, 2025.
RAVA Apex NY variable annuity contract is issued by RiverSource Life Insurance Co. of New York.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9110-0002_ (12/24)